Condensed financial information of registrant	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of registrant

Schedule II

Condensed financial information of registrant

Statement of financial position of Aegon N.V.

As at December 31

Before profit appropriation, amounts in EUR million	2018	2017
Non-current assets

Financial fixed assets

Shares in group companies	22,168	23,117

Loans to group companies	2,487	2,690
	24,655	25,807

Current assets

Receivables

Receivables from group companies	35	36

Other receivables	137	146

Other current assets	137	74

Accrued interest and rent	16	8
	325	264
Cash and cash equivalents
Cash and cash equivalents	1,231	1,068
Total assets	26,211	27,139

Shareholders’ equity

Share capital	322	322

Paid-in surplus	7,486	7,731

Revaluation account	3,565	5,017

Legal reserves – foreign currency translation reserve	130	(401)

Legal reserves in respect of group companies	1,326	1,122

Retained earnings, including treasury shares	7,536	5,696

Remeasurement of defined benefit plans of group companies	(1,850)	(1,669)

Net income/(loss)	710	2,469
	19,225	20,287
Other equity instruments	3,320	3,794
Total equity	22,546	24,081

Provisions

Deferred tax liability	10	89
	10	89

Non-current liabilities

Subordinated borrowings	1,389	764

Long-term borrowings	1,292	1,801
	2,681	2,565

Current liabilities

Short term deposits	82	73

Loans from group companies	9	62

Payables to group companies	582	123

Other current liabilities	271	125

Accruals and deferred income	31	22
	975	405

Total liabilities	3,666	2,970
Total equity and liabilities	26,211	27,139

Condensed income statement of Aegon N.V.

For the year ended December 31

Amounts in EUR million	2018	2017	2016

Net income/(loss) group companies	832	2,511	533

Other income/(loss)	(122)	(42)	(96)
Net income/(loss)	710	2,469	437

Condensed cash flow statement of Aegon N.V.

For the year ended December 31

Amounts in EUR million	2018	2017	2016
Income/(loss) before tax	708	2,468	411

Adjustments	(291)	(3,676)	(231)
Net cash flows from operating activities	418	(1,208)	180

Dividends and capital repayments of subsidiaries, associates and joint ventures	824	700	895

Other	(1)	(1)	(2)
Net cash flows from investing activities	822	700	893

Issuance of treasury shares	-	2	-

Purchase of treasury shares	(248)	(266)	(623)

Issuance and repurchase of borrowings	294	1,429	604

Repayment of perpetuals	(200)	-	-

Repayment of non-cumulative subordinated note	(443)	-	-

Dividends paid	(328)	(294)	(306)

Coupons on perpetual securities	(136)	(138)	(140)

Coupons on non-cumulative subordinated notes	(14)	(37)	(38)
Net cash flows from financing activities	(1,076)	696	(503)
Net increase/(decrease) in cash and cash equivalents	165	188	570

Five-year schedule of maturities of debt

As at December 31

	2018		2017
Amounts in million EUR	Subordinated borrowings	Long-term Borrowings	Subordinated borrowings	Long-term Borrowings
Remaining terms less than 1 year	-	78	-	500

Remaining terms 1 – 2 years	-	-	-	82

Remaining terms 2 – 3 years	-	-	-	-

Remaining terms 3 – 4 years	-	-	-	-

Remaining terms 4 – 5 years	-	496	-	-

Remaining terms longer than 5 years	1,389	717	764	1,219
At December 31	1,389	1,292	764	1,801

Dividends from and capital contributions to business units

Aegon received EUR 1.4 billion of dividends from its business units during 2018, mainly from Americas, the Netherlands, United Kingdom, Asset Management, Central & Eastern Europe and Spain & Portugal. Aegon spent EUR 0.1 billion on capital contributions.

Aegon received EUR 1.8 billion of dividends from its business units during 2017, mainly from Americas, United Kingdom, Asset

Management, Central & Eastern Europe and Spain & Portugal. Capital contributions of EUR 1.1 billion were paid to Aegon’s businesses, mainly to the Netherlands.

Aegon received EUR 1.1 billion of dividends from its business units during 2016 from the Americas, asset management, Central & Eastern Europe and Spain & Portugal. Aegon spent EUR 0.2 billion on capital contributions.